Reporting entity	12 Months Ended
Dec. 31, 2017
Reporting Entity
Reporting entity

InflaRx N.V. (in the following, “InflaRx” or the “Company”) is a Dutch public company with limited liability (naamloze vennootschap) with its corporate seat in Amsterdam, The Netherlands, and registered in the Commercial Register of The Netherlands Chamber of Commerce Business Register under CCI number 68904312. The Company’s registered office is at Winzerlaer Straße 2 in 07745 Jena, Germany.

The Company was formed on June 6, 2017 under the name Fireman B.V. with the legal form of a Dutch private company with limited liability (besloten vennootschap met beperkte aansprakelijkheid) for the purpose of becoming a holding company for InflaRx GmbH, a German private limited liability company formed in 2007 and registered in the Commercial Register of the Jena local court HRB 502149.

On November 8, 2017, in connection with InflaRx’s initial public offering in the fourth quarter of 2017, the Company executed a corporate reorganization whereby InflaRx N.V. became the holding company for InflaRx GmbH, which remains the principal operating subsidiary of InflaRx N.V. In the initial step of the corporate reorganization, existing preferred and common shareholders of InflaRx GmbH became a party to a notarial deed of issue pursuant to which they subscribed for new common shares of Fireman B.V. and agreed to contribute and transfer their shares in InflaRx GmbH to Fireman B.V. in consideration therefor. Upon consummation of the contribution and transfer, Fireman B.V. became the sole shareholder of InflaRx GmbH. In the final step of the corporate reorganization, the legal form of Fireman B.V. was converted into a Dutch public company with limited liability (naamloze vennootschap). The conversion resulted in a name change from Fireman B.V. to InflaRx N.V. The above steps are collectively referred to herein as the “corporate reorganization.”

On November 10, 2017, InflaRx N.V. completed the initial public offering of its common shares. InflaRx N.V.’s common shares are listed on The NASDAQ Global Select Market under the symbol “IFRX.”

InflaRx GmbH is a clinical-stage biopharmaceutical company focused on applying its proprietary technology to discover and develop first-in-class, potent and specific inhibitors of the complement activation factor known as C5a.

These consolidated financial statements of InflaRx comprise the Company and its subsidiary InflaRx GmbH, and, until September 12, 2017, InflaRx GmbH’s wholly-owned subsidiary InflaRx Inc., a Michigan corporation, which was dissolved on September 12, 2017 (together, the “Group”).

Fireman B.V. was founded as a new company by the shareholders of InflaRx GmbH for purposes of effecting the Company’s initial public offering and corporate reorganization. InflaRx N.V. is not considered to be a business according to IFRS 3. Consequently, the transaction is accounted for as a reorganization and not as a business combination. While InflaRx N.V. is the ultimate parent company, according to IFRS

3, InflaRx GmbH is treated as the acquirer of InflaRx N.V. (pursuant to a reverse acquisition). Therefore, the comparable financial results for fiscal year 2016 were not restated.